Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments denominated in foreign currencies

The Company’s Canadian dollar functional currency businesses have the following financial instruments denominated in foreign currencies:

	Currency	Carrying Value
Cash	US$	258,898
Cash	AUS$	294
Cash	€	770
Accounts payable and accrued liabilities	US$	3,583
Accounts payable and accrued liabilities	AUS$	378
Accounts payable and accrued liabilities	KRW	9,133
Long-term debt	US$	111,899
Long-term debt	€	36,300

The Company’s Euro functional currency businesses have the following financial instruments denominated in foreign currencies:

	Currency	Carrying Value
Cash	US$	667
Trade receivables	US$	1,660
Accounts payable and accrued liabilities	US$	276

The Company’s Korean Won functional currency businesses have the following financial instruments denominated in foreign currencies:

	Currency	Carrying Value
Long-term debt	US$	123,218

Schedule of contractual undiscounted cash flow requirement for financial liabilities

Contractual undiscounted cash flow requirement for financial liabilities as at December 31, 2025 are as follows:

	Less than 1 year	1-2 years	3-4 years	After 5 years	Total
Accounts payable and accrued liabilities	33,357	-	-	-	33,357
Term and other loans – Euro	1,730	25,225	-	-	26,954
Term and other loans – US dollar	8,623	-	-	-	8,623
Promissory note	262	-	-	-	262
Convertible debentures	9,725	-	-	-	9,725
Lease liabilities	164	305	73	-	542
Mine construction facility	17,291	57,262	51,849	55,257	181,659